Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	84.40%	86.90%	94.80%
Other securities	15.60%	13.10%	5.20%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.70%	0.70%	3.50%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	21.70%	25.00%	24.80%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	52.40%	53.80%	59.90%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	4.00%	4.00%	3.40%
Derivatives
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.10%	0.00%	0.00%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.90%	1.00%	0.90%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	4.60%	2.40%	2.30%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.00%	0.40%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	15.60%	13.10%	4.80%